Annual Fund Operating Expenses - Great-West S and P 500 Index Fund	Apr. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.16%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.01%
Shareholder Services Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.17%
Investor
Operating Expenses:
Management Fees	0.16%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.36%
Shareholder Services Fees	0.35%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.52%
L
Operating Expenses:
Management Fees	0.16%
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	0.38%
Shareholder Services Fees	0.35%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.79%